Accounts Receivable, Sales and Allowances	12 Months Ended
Dec. 31, 2018
Accounts Receivable, Sales and Allowances
Accounts Receivable, Sales and Allowances

Note 5. Accounts Receivable, Sales and Allowances

The nature of the Company’s business inherently involves, in the ordinary course, significant amounts and substantial volumes of transactions and estimates relating to allowances for product returns, chargebacks, rebates, doubtful accounts and discounts given to customers. This is typical of the pharmaceutical industry and not necessarily specific to the Company. Depending on the product, the end‑user customer, the specific terms of national supply contracts and the particular arrangements with the Company’s wholesale customers, certain rebates, chargebacks and other credits are deducted from the Company’s accounts receivable. The process of claiming these deductions depends on wholesalers reporting to the Company the amount of deductions that were earned under the terms of the respective agreement with the end‑user customer (which in turn depends on the specific end‑user customer, each having its own pricing arrangement, which entitles it to a particular deduction). This process can lead to partial payments against outstanding invoices as the wholesalers take the claimed deductions at the time of payment.

Accounts receivable result primarily from sales of pharmaceutical products, amounts due under revenue sharing, license and royalty arrangements, which inherently involves, in the ordinary course of business, estimates relating to allowances for product returns, chargebacks, rebates, doubtful accounts and discounts given to customers. Credit is extended based on the customer’s financial condition, and, generally, collateral is not required. The Company ages its accounts receivable using the corresponding sale date of the transaction and considers accounts past due based on terms agreed upon in the transaction, which is generally 30 to 60 days for branded and generic sales, depending on the customer and the products purchased.

With the exception of the provision for doubtful accounts, which is reflected as part of selling, general and administrative expense, the provisions for the following customer reserves are reflected as a reduction of revenues in the accompanying Consolidated Statements of Operations and Comprehensive Loss.

Trade accounts receivable, net consists of the following:

	December 31,	December 31,
	2018	2017
Gross trade accounts receivable
Trade accounts receivable	$146,419,682	$110,592,198
Royalty accounts receivable	238,960	25,712
Other receivable	1,562,287	4,161,368
Less reserves for:
Chargebacks	(38,861,232)	(32,342,377)
Commercial rebates	(49,231,445)	(39,233,419)
Discounts and allowances	(3,510,242)	(3,484,587)
Doubtful accounts	(194,144)	(2,080,938)
Total trade accounts receivable, net	$56,423,866	$37,637,957

Subsequent to the issuance of the 2017 consolidated financial statements, the Company determined that a reclassification was required to correct disclosure of the components of the royalty and other accounts receivable. These reclassifications had no effect on net earnings, cash flows or the Company’s financial position as previously reported.

For the years ended December 31, 2018 and 2017, the Company recorded the following adjustments to gross product sales:

	Year Ended December 31,
	2018	2017
Gross product sales	$948,560,626	$646,701,628
Less provisions for:
Chargebacks	(365,042,883)	(202,366,801)
Government rebates	(18,582,352)	(26,007,632)
Commercial rebates	(257,916,721)	(134,525,716)
Product returns	(20,492,281)	(26,299,811)
Discounts and allowances	(20,245,486)	(15,387,024)
Advertising and promotions	(4,882,698)	(4,443,466)
Net product sales	$261,398,205	$237,671,178

For the years ended December 31, 2018 and 2017, the activity in the Company’s allowance for customer deductions against trade accounts receivable is as follows:

			Discounts
		Commercial	and	Doubtful
	Chargebacks	Rebates	Allowances	Accounts	Total
Balance at January 1, 2017	$24,311,153	$30,552,734	$3,631,326	$4,910,478	$63,405,691
Provision	202,366,801	134,525,716	15,387,024	832,388	353,111,929
Charges processed	(194,335,577)	(125,845,031)	(15,533,763)	(3,661,928)	(339,376,299)
Balance at December 31, 2017	32,342,377	39,233,419	3,484,587	2,080,938	77,141,321
Provision	365,042,883	257,916,721	20,245,486	(1,771,487)	641,433,603
Charges processed	(358,524,028)	(247,918,695)	(20,219,831)	(115,307)	(626,777,861)
Balance at December 31, 2018	$38,861,232	$49,231,445	$3,510,242	$194,144	$91,797,063

The annual activity in the Company’s accrued liabilities for customer deductions by account for the years ended December 31, 2018 and 2017, is as follows:

	Product	Government
	Returns	Rebates	Total
Balance at January 1, 2017	$30,340,749	$6,485,749	$36,826,498
Provision	26,299,811	26,007,632	52,307,443
Charges processed	(13,341,236)	(18,341,667)	(31,682,903)
Balance at December 31, 2017	$43,299,324	$14,151,714	$57,451,038
Provision	20,492,281	18,582,352	39,074,633
Charges processed	(15,328,096)	(22,753,190)	(38,081,286)
Balance at December 31, 2018	$48,463,509	$9,980,876	$58,444,385

Provisions and utilizations of provisions activity in the current period which relate to the prior period revenues are not provided because to do so would be impracticable. The Company's current systems and processes do not capture the chargeback and rebate settlements by the period in which the original sales transaction was recorded. Chargeback, rebate claims and certain other gross to net items are not submitted by customers with sufficient details to link the accrual recorded at the point of sale with the settlement of the accrual. As a result, the Company is unable to reasonably determine the dollar amount of the change in estimate in its gross to net reporting reflected in its results of operations for each period presented, and, those changes could be significant. However, the Company uses a combination of factors and applications to estimate the dollar amount of reserves for chargebacks and rebates at each month end. The Company regularly monitors the reserves based on an analysis of the Company’s product sales and most recent claims, wholesaler inventory, current pricing, and anticipated future pricing changes. If amounts are different from the estimate due to changes from estimated rates, accrual rate adjustments are considered prospectively when determining provisions in accordance with authoritative U.S. GAAP.